Promissory Note Receivable (Details Narrative) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Promissory Note Receivable Details Narrative Abstract
Repayment of loan	$ 220	$ 220